Contingent Liabilities and Commitments - Summary of Collateral Assets (Parenthetical) (Detail) - Property, plant and equipment and others [member] ₩ in Millions	Dec. 31, 2024 KRW (₩)
Korea development bank and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	₩ 67,974
Borrowing amount	136,000
Korea Development Bank and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	237,283	[1]
Borrowing amount	₩ 650,000	[1]

[1]	The carrying amount of collateral amounting to ~~W~~237,283 million includes the collateral of ~~W~~67,974 million for collateralized borrowings of ~~W~~136,000 million from Korea Development Bank and other banks.